Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Acquisitions
Acquisitions
BAV
On March 1, 2019, J&S, our consolidated subsidiary, acquired a privately-held company that conducts the business of BAV Services in the United States (“BAV”). BAV is an audio visual rental, staging, and production company focused on meeting and special event services. As a result of the acquisition, our ownership interest in J&S, which we consolidate under the voting interest model, increased from 85% to approximately 88%.
The purchase price consisted of (i) $5.0 million in cash (excluding working capital adjustments) funded by an existing J&S term loan; (ii) $4.0 million in the form of Ashford Inc. common stock consisting of (a) 61,387 shares issued on March 1, 2019, which was determined based on an agreed upon value of $3.5 million using a thirty-day volume weighted average price per share of $57.01 and had an estimated fair value of approximately $3.8 million as of the acquisition date and (b) $500,000 of stock to be issued 18 months after the acquisition date, subject to certain conditions; and (iii) contingent consideration with an estimated fair value of approximately $1.4 million, payable, if earned, 12 to 18 months after the acquisition date.
The acquisition of BAV was recorded using the acquisition method of accounting in accordance with the authoritative guidance for business combinations, and the purchase price allocation is based on our valuation of the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the assets acquired were determined using various valuation techniques, including an income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections of BAV and the discount rate applied to those cash flows. The excess of the purchase price over the estimated fair values of the identifiable net assets acquired was recorded as goodwill.
We have allocated the purchase price to the assets acquired and liabilities assumed on a preliminary basis using estimated fair value information currently available. We are in the process of evaluating the values assigned to working capital balances, furniture, fixtures and equipment, and intangible assets. Thus, the balances reflected below are subject to change, and any such changes could result in adjustments to the allocation.
The fair value of the purchase price and preliminary allocation of the purchase price is as follows (in thousands):

Term loan	$5,000
Less working capital adjustments	(668)
Fair value of Ashford Inc. common stock issued	3,755
Stock consideration payable	500
Fair value of contingent consideration	1,384
Purchase price consideration	$9,971

	Fair Value	Estimated Useful Life
Current assets	$754
Furniture, fixtures and equipment	2,055	5 years
Goodwill	5,429
Trademarks	350
Customer relationships	2,200
Total assets acquired	10,788
Current liabilities	567
Noncurrent liabilities	250
Total assumed liabilities	817
Net assets acquired	$9,971

We expect approximately $5.4 million of the goodwill balance to be deductible for tax purposes. The qualitative factors that make up the recorded goodwill include value associated with an assembled workforce and value attributable to expanding BAV’s operations through our relationship with J&S.
Results of BAV
The results of operations of BAV have been included in our results of operations since the acquisition date. Our condensed consolidated statements of operations for the three months ended March 31, 2019, include total revenues of $1.7 million. In addition, our condensed consolidated statements of operations for the three months ended March 31, 2019, include net income from BAV of $253,000. The unaudited pro forma results of operations, as if the acquisition had occurred on January 1, 2018, are included below under “Pro Forma Financial Results.”
Premier
On August 8, 2018, we completed the acquisition of Premier for a total transaction value of $203.0 million. Premier provides construction management, interior design, architectural oversight, and the purchasing, expediting, warehousing coordination, freight management, and supervision of installation of FF&E, and related services. The purchase price was paid by issuing 8,120,000 shares of the newly created Series B Convertible Preferred Stock to the sellers. See note 12 for further discussion of the Series B Convertible Preferred Stock. The results of operations of Premier are included in our condensed consolidated financial statements from the date of acquisition.
The acquisition of Premier has been recorded using the acquisition method of accounting in accordance with the authoritative guidance for business combinations. The holding company reorganization that we effected in connection with the Premier acquisition was accounted for as a common control transaction. The purchase price allocation for the acquisition of Premier is based on our valuation of the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. We have completed our preliminary valuation to determine the fair value of the identifiable assets acquired and liabilities assumed. The fair values of the assets acquired were determined using various valuation techniques, including an income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections of Premier and the discount rate applied to those cash flows. The excess of the purchase price over the estimated fair values of the identifiable net assets acquired was recorded as goodwill.
We have allocated the purchase price to the assets acquired and liabilities assumed on a preliminary basis using estimated fair value information currently available. We are in the process of evaluating the values assigned to intangible assets. Thus, the balances reflected below are subject to change, and any such changes could result in adjustments to the allocation.
The fair value of the purchase price and the preliminary allocation of the purchase price is as follows (in thousands):

Series B cumulative convertible preferred stock	$203,000
Preferred stock discount	(2,883)
Total fair value of purchase price	$200,117

	Fair Value	Estimated Useful Life
Current assets including cash	$3,878
Furniture, fixtures and equipment	47
Goodwill	53,517
Management contracts	188,800	30 years
Total assets acquired	246,242
Current liabilities	2,378
Deferred tax liability	43,747
Total assumed liabilities	46,125
Net assets acquired	$200,117

We do not expect any of the goodwill balance to be deductible for tax purposes.
Results of Premier
The results of operations of Premier have been included in our results of operations since the acquisition date. Our condensed consolidated statement of operations for the three months ended March 31, 2019, include total revenue of $7.8 million. In addition, our condensed consolidated statements of operations for the three months ended March 31, 2019, include net income of $576,000 from Premier. The unaudited pro forma results of operations, as if the acquisition had occurred on January 1, 2018, are included below under “Pro Forma Financial Results.”
Pro Forma Financial Results
The following table reflects the unaudited pro forma results of operations as if the Premier and BAV acquisitions had occurred and the indebtedness associated with those acquisitions was incurred on January 1, 2018, and the removal of $400,000 and $900,000 of transaction costs directly attributable to the acquisitions for three months ended March 31, 2019 and 2018 (in thousands):

	Three Months Ended March 31,
	2019	2018
Total revenue	$65,239	$59,269
Net income (loss)	931	(3,267)
Net income (loss) attributable to the Company	1,016	(3,272)

The acquisition of certain assets related to RED on January 16, 2018, was treated as an acquisition of property and equipment so the pro forma results of operations of RED are not included above.

Acquisitions
Premier
On August 8, 2018, we completed the acquisition of Premier for a total transaction value of $203 million. Premier provides construction management, interior design, architectural oversight, and the purchasing, expediting, warehousing coordination, freight management, and supervision of installation of FF&E, and related services. The purchase price was paid by issuing 8,120,000 shares of the newly created Series B Convertible Preferred Stock to the sellers. See note 14 for further discussion of the Series B Convertible Preferred Stock. The results of operations of Premier are included in our consolidated financial statements from the date of acquisition.
The acquisition of Premier has been recorded using the acquisition method of accounting in accordance with the authoritative guidance for business combinations. The holding company reorganization that we effected in connection with the Premier acquisition was accounted for as a common control transaction. The purchase price allocation for the acquisition of Premier is based on our valuation of the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. We have completed our preliminary valuation to determine the fair value of the identifiable assets acquired and liabilities assumed. The fair values of the assets acquired were determined using various valuation techniques, including an income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections of Premier and the discount rate applied to those cash flows. The excess of the purchase price over the estimated fair values of the identifiable net assets acquired was recorded as goodwill.
We have allocated the purchase price to the assets acquired and liabilities assumed on a preliminary basis using estimated fair value information currently available. During the fourth quarter of 2018, we recorded a $600,000 adjustment to increase the deferred tax liability and a corresponding increase to goodwill on the consolidated balance sheet. We are in the process of evaluating the values assigned to working capital balances and intangible assets. Thus, the balances reflected below are subject to change, and any such changes could result in adjustments to the allocation.
The fair value of the purchase price and the preliminary allocation of the purchase price is as follows (in thousands):

Series B cumulative convertible preferred stock	$203,000
Preferred stock discount	(2,883)
Total fair value of purchase price	$200,117

	Fair Value	Estimated Useful Life
Current assets including cash	$3,878
Furniture, fixtures and equipment	47
Goodwill	53,517
Management contracts	188,800	30 years
Total assets acquired	246,242
Current liabilities	2,378
Deferred tax liability	43,747
Total assumed liabilities	46,125
Net assets acquired	$200,117

We do not expect any of the goodwill balance to be deductible for tax purposes.
Results of Premier
The results of operations of Premier have been included in our results of operations since the acquisition date. Our consolidated statement of operations for the year ended December 31, 2018 include total revenue of $10.6 million and net income of $777,000 from Premier. The unaudited pro forma results of operations, as if the acquisition had occurred on January 1, 2017, are included below under “Pro Forma Financial Results.”
J&S
On November 1, 2017, we completed the acquisition of an 85% controlling interest in J&S. J&S provides an integrated suite of audio visual services including show and event services, hospitality services, creative services and design & integration services to its customers in various venues including hotels and convention centers in the United States, Mexico and the Dominican Republic.
The purchase price of approximately $25.5 million consisted of (i) $19.2 million in cash of which $10.0 million was funded with a term loan; (ii) 70,318 shares of Ashford Inc. common stock, which was determined based on an agreed upon value of approximately $4.3 million using a thirty-day volume weighted average price per share of $60.44 and had an estimated fair value of approximately $5.1 million as of the acquisition date; and (iii) contingent consideration with an estimated fair value of approximately $1.2 million. The results of operations of J&S were included in our consolidated financial statements from the date of acquisition.
The acquisition of J&S was recorded using the acquisition method of accounting in accordance with the authoritative guidance for business combinations, and the purchase price allocation is based on our valuation of the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the assets acquired were determined using various valuation techniques, including an income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections of J&S and the discount rate applied to those cash flows. The excess of the purchase price over the estimated fair values of the identifiable net assets acquired was recorded as goodwill.
As of December 31, 2018, we have finalized the valuation of the acquired assets and liabilities associated with the acquisition. The final fair value analysis resulted in a $6.6 million adjustment to increase the value of the acquired FF&E to their estimated fair value and a corresponding decrease to goodwill on the consolidated balance sheet. We also recorded approximately $1.0 million of incremental depreciation expense, which was primarily included in “cost of revenues for audio visual” in our consolidated statements of operations, during the third quarter of 2018.
Additionally, the J&S operating subsidiary acquired an affiliate that it controls for a nominal amount. We recorded a $327,000 adjustment to reverse the fair value allocated to the noncontrolling interest and a corresponding decrease to goodwill on the consolidated balance sheet. We do not expect any further adjustments to the purchase price allocation.
The fair value of the purchase price and final allocation of the purchase price is as follows (in thousands):

Cash	$9,176
Term loan	10,000
Fair value of Ashford Inc. common stock	5,063
Fair value of contingent consideration	1,196
Purchase price consideration	25,435
Fair value of redeemable noncontrolling interest	2,724
Total fair value of purchase price	$28,159

	Fair Value	Estimated Useful Life
Current assets including cash	$6,564
Furniture, fixtures and equipment	15,633	5 years
Goodwill	5,384
Trademarks	3,201
Customer relationships	6,519	7 years
Other assets	129
Total assets acquired	37,430
Current liabilities	7,080
Notes payable, current	445
Deferred income	1,213
Note payable, non-current	533
Total assumed liabilities	9,271
Net assets acquired	$28,159

We expect approximately $9.9 million of the goodwill balance to be deductible for tax purposes. The qualitative factors that make up the recorded goodwill include value associated with an assembled workforce and value attributable to expanding J&S’ operations through our relationships with Ashford Trust and Braemar.
Results of J&S
The results of operations of J&S have been included in our results of operations since the acquisition date. Our consolidated statements of operations for the years ended December 31, 2018 and 2017 include total revenues of $81.2 million and $9.2 million, respectively. In addition, our consolidated statements of operations for the years ended December 31, 2018 and 2017 include net losses from J&S of $1.8 million and $657,000, respectively. The unaudited pro forma results of operations, as if the acquisition had occurred on January 1, 2017, are included below under “Pro Forma Financial Results.”
Pure Wellness
On April 6, 2017, we acquired a 70% interest in Pure Wellness. Pure Wellness’ patented 7-step purification process treats a room’s surfaces, including the air, and removes up to 99% of pollutants. To consummate the acquisition, Ashford Services entered into the LLC Agreement with Pure Wellness, pursuant to which Ashford Services became the sole owner of the common equity, or Series A Units. In conjunction with the LLC Agreement, Ashford Services contributed $97,000 cash to Pure Wellness as required by the LLC Agreement. Pursuant to the Contribution Agreement, by and among Pure Wellness (as contributee) and the Sellers, the Sellers contributed liabilities, net of assets, of the predecessor operating company, Pure Wellness NA, LLC, with a fair value of $532,000 in exchange for certain equity interests in Pure Wellness, including 30% of the Series A Units, 100% of the Series B-1 Units, and 50% of the Series B-2 Units. The fair value of the remaining equity consideration included $42,000 of Series A Units, $181,000 of Series B-1 Units, and $202,000 of Series B-2 Units, totaling $425,000. As a result of the Contribution Agreement, our equity interest in Pure Wellness was 70%.
Per the LLC Agreement, the Series A Units are voting units and have the voting rights set forth in the Contribution Agreement but do not have management participation rights. The Series B-1 Units and Series B-2 Units are non-voting units and do not have voting or management participation rights. The distribution waterfall provides seniority as follows: Series B-1, Series B-2, then Series A. There is no coupon or other preference associated with the Series B-1 and B-2 unit classes. During the year ended December 31, 2017, the Series B-1 unit holders redeemed their Series B-1 units for $200,000.
The acquisition of Pure Wellness has been recorded using the acquisition method of accounting in accordance with the authoritative guidance for business combinations, and the purchase price allocation is based on our valuation of the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. During the fourth quarter of 2017, we finalized the valuation of the acquired assets and liabilities associated with the Pure Wellness acquisition. The final fair value analysis did not result in a material change on the consolidated balance sheet, and we do not expect any further adjustments to the purchase price allocation. The fair values of the assets acquired were determined using various valuation techniques, including an income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections of Pure Wellness and the discount rate applied to those cash flows. The excess of the purchase price over the estimated fair values of the identifiable net assets acquired was recorded as goodwill.
The fair value of the equity consideration of $425,000 is allocated as follows (in thousands):

	Fair Value	Estimated Useful Life
Cash	$129
Furniture, fixtures and equipment	170	3 years
Customer relationships	175	5 years
Goodwill	782
Total assets acquired	1,256
Line of credit	100
Note payable	375
Other assumed liabilities, net	356
Total assumed liabilities	831
Net assets acquired	$425

We do not expect any of the goodwill balance to be deductible for tax purposes.
Results of Pure Wellness
The results of operations of Pure Wellness have been included in our results of operations since the acquisition date. Our consolidated statements of operations for the years ended December 31, 2018 and 2017 included total revenue of $3.4 million and $2.1 million, respectively. In addition, our consolidated statements of operations for the years ended December 31, 2018 and 2017 include net income from Pure Wellness of $65,000 and a net loss of $78,000, respectively. The unaudited pro forma results of operations as if the acquisition had occurred on January 1, 2017, are included below under “Pro Forma Financial Results.”
Pro Forma Financial Results
The following table reflects the unaudited pro forma results of operations as if the Premier, J&S and Pure Wellness acquisitions had occurred and the indebtedness associated with those acquisitions was incurred on January 1, 2017, and the removal of $10.3 million and $1.0 million of transaction costs directly attributable to the acquisitions for the years ended December 31, 2018 and 2017, respectively (in thousands):

	Year Ended December 31,
	2018	2017
Total revenue	$213,741	$161,516
Net income (loss)	14,726	(16,382)
Net income (loss) attributable to common stockholders	17,088	(14,590)